ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
($ in thousands)
Collateralized Loan Obligations—Debt
United States
Structured Finance
37 Capital CLO 1, Ltd. (5)(7)	Secured Note - Class E, 11.37% (SOFR + 7.46% due October 15, 2034)	08/05/25	$1,670	$1,670	$1,647	0.84%
Atlas Senior Loan Fund X, Ltd. (5)(7)	Secured Note - Class E, 9.87% (SOFR + 5.96% due January 15, 2031)	07/22/25	1,850	1,771	1,634	0.84%
Atlas Senior Loan Fund XIV, Ltd. (5)(6)(7)	Secured Note - Class E, 11.09% (SOFR + 7.20% due July 20, 2032)	05/16/24	1,250	1,047	957	0.49%
Atlas Static Senior Loan Fund I, Ltd. (5)(7)	Secured Note - Class E, 12.41% (SOFR + 8.51% due July 15, 2030)	04/07/25	2,970	2,957	2,979	1.53%
Bain Capital Credit CLO 2017-2, Limited (5)(7)	Secured Note - Class ER3, 11.20% (SOFR + 7.34% due July 25, 2037)	06/24/25	6,560	6,560	6,440	3.30%
Bain Capital Credit CLO 2022-2, Limited (5)(7)	Secured Note - Class ER, 11.21% (SOFR + 7.35% due April 22, 2035)	06/13/25	1,620	1,620	1,570	0.81%
Ballyrock CLO 19 Ltd. (5)(7)	Secured Note - Class D, 10.99% (SOFR + 7.11% due April 20, 2035)	08/20/25	2,130	2,130	2,108	1.08%
Canyon CLO 2016-1, Ltd. (7)	Secured Note - Class ER, 9.92% (SOFR + 6.01% due July 15, 2031)	07/15/25	1,500	1,485	1,423	0.73%
Canyon CLO 2016-2, Ltd. (5)(7)	Secured Note - Class ER, 10.17% (SOFR + 6.26% due October 15, 2031)	10/28/25	2,250	2,142	2,093	1.07%
Canyon CLO 2019-1, Ltd. (5)(7)	Secured Note - Class ERR, 11.40% (SOFR + 7.50% due July 15, 2037)	07/24/25	650	645	642	0.33%
Carlyle Global Market Strategies CLO 2015-1, Ltd. (5)(7)	Secured Note - Class ER, 11.09% (SOFR + 7.20% due July 20, 2031)	10/28/25	1,120	1,122	1,113	0.57%
Carlyle Global Market Strategies CLO 2015-5, Ltd. (5)(7)	Secured Note - Class DR, 10.85% (SOFR + 6.96% due January 20, 2032)	11/25/25	3,800	3,754	3,734	1.91%
CIFC Funding 2014, Ltd. (5)(7)	Secured Note - Class ER2, 10.00% (SOFR + 6.11% due January 18, 2031)	11/25/25	1,880	1,878	1,877	0.96%
Crestline Denali CLO XV, Ltd (5)(7)	Secured Note - Class E1, 10.50% (SOFR + 6.61% due April 20, 2030)	03/28/25	1,500	1,484	1,500	0.77%
Crown City CLO III (5)(7)	Secured Note - Class D, 10.90% (SOFR + 7.01% due July 20, 2034)	05/08/25	2,000	1,919	1,922	0.99%
Crown Point CLO 10, Ltd. (5)(7)	Secured Note - Class E, 11.00% (SOFR + 7.11% due July 20, 2034)	07/01/25	1,700	1,686	1,662	0.85%
Crown Point CLO 9 Ltd. (5)(7)	Secured Note - Class ER, 10.93% (SOFR + 7.02% due July 14, 2034)	05/06/25	2,500	2,469	2,479	1.27%
Dryden 54 Senior Loan Fund LLC (5)(7)	Secured Note - Class E, 10.35% (SOFR + 6.46% due October 19, 2029)	08/20/24	1,750	1,645	1,660	0.85%
Elevation CLO 2013-1, Ltd. (5)(6)(7)	Secured Note - Class ER3, 11.97% (SOFR + 7.75% due July 25, 2038)	08/11/25	3,600	3,418	3,550	1.82%
First Eagle BSL CLO 2019-1 Ltd. (5)(7)	Secured Note - Class D, 11.85% (SOFR + 7.96% due January 20, 2033)	05/16/25	5,590	5,501	5,379	2.76%
Fortress Credit BSL IX Limited (5)(7)	Secured Note - Class ER, 11.53% (SOFR + 7.60% due October 20, 2033)	10/24/25	4,950	4,950	4,916	2.52%
Fortress Credit BSL VI Limited (5)(7)	Secured Note - Class ER, 10.57% (SOFR + 6.71% due July 23, 2031)	07/30/25	1,000	1,001	960	0.49%
Fortress Credit BSL VIII Limited (5)(6)(7)	Secured Note - Class E, 11.16% (SOFR + 7.27% due October 20, 2032)	03/06/24	3,000	2,937	2,760	1.42%
Fortress Credit BSL XII Limited (5)(7)	Secured Note - Class E, 11.30% (SOFR + 7.39% due October 15, 2034)	06/26/25	1,000	966	937	0.48%
Fortress Credit BSL XVII Limited (5)(7)	Secured Note - Class E, 12.01% (SOFR + 8.15% due October 23, 2034)	06/10/24	2,750	2,751	2,754	1.41%
Greywolf CLO II, Ltd. (5)(7)	Secured Note - Class DRR, 11.22% (SOFR + 7.31% due April 15, 2034)	02/20/25	2,000	1,951	1,974	1.01%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
HalseyPoint CLO 3, Ltd. (5)(7)	Secured Note - Class ER, 11.95% (SOFR + 8.11% due July 30, 2037)	08/23/24	$860	$860	$862	0.44%
HalseyPoint CLO 4, Ltd. (5)(7)	Secured Note - Class E, 10.86% (SOFR + 6.97% due April 20, 2034)	09/09/25	1,250	1,250	1,216	0.62%
ICG US CLO 2014-1, Ltd. (5)(7)	Secured Note - Class DR2, 12.50% (SOFR + 8.61% due October 20, 2034)	05/22/24	4,000	3,593	3,836	1.97%
ICG US CLO 2014-2, Ltd. (5)(7)	Secured Note - Class ERR, 9.37% (SOFR + 5.46% due January 15, 2031)	01/15/25	1,750	1,538	1,535	0.79%
ICG US CLO 2017-1, Ltd. (5)(7)	Secured Note - Class ERR, 11.48% (SOFR + 7.62% due July 28, 2034)	05/16/25	2,500	2,379	2,342	1.20%
Jamestown CLO IX Ltd. (5)(7)	Secured Note - Class DR3, 10.36% (SOFR + 6.50% due July 25, 2034)	07/25/25	1,895	1,895	1,860	0.95%
Jamestown CLO XI Ltd. (5)(7)	Secured Note - Class D, 10.19% (SOFR + 6.28% due July 14, 2031)	10/23/25	2,000	2,000	1,982	1.02%
Madison Park Funding XXIV, Ltd. (5)(7)	Secured Note - Class ER2, 10.93% (SOFR + 7.05% due October 20, 2029)	05/14/24	4,100	4,021	4,048	2.08%
Madison Park Funding XXXV, Ltd. (5)(7)	Secured Note - Class ER, 10.25% (SOFR + 6.36% due April 20, 2032)	10/29/25	1,650	1,651	1,641	0.84%
Marathon CLO 2021-16 Ltd. (5)(7)	Secured Note - Class DR, 10.75% (SOFR + 6.85% due April 15, 2034)	06/25/25	2,500	2,500	2,425	1.24%
Marathon CLO VI Ltd. (6)	Secured Note - Class DRR, 10.25% (SOFR + 6.41% due May 13, 2028)	11/29/23	360	—	—	—%
Marble Point CLO XV Ltd. (5)(7)	Secured Note - Class E, 10.95% (SOFR + 7.09% due July 23, 2032)	10/24/25	900	851	838	0.43%
Northwoods Capital 27, Limited (5)(7)	Secured Note - Class E, 11.18% (SOFR + 7.30% due October 17, 2034)	02/20/25	1,150	1,087	1,105	0.57%
Octagon Investment Partners 39, Ltd. (5)(7)	Secured Note - Class E, 9.90% (SOFR + 6.01% due October 20, 2030)	10/23/25	1,609	1,606	1,609	0.82%
Octagon Investment Partners 44, Ltd. (5)(7)	Secured Note - Class ER, 10.92% (SOFR + 7.01% due October 15, 2034)	07/23/25	3,920	3,611	3,293	1.69%
Octagon Investment Partners 50, Ltd. (5)(7)	Secured Note - Class ER, 10.97% (SOFR + 7.06% due January 15, 2035)	07/18/25	1,500	1,447	1,349	0.69%
OFSI BSL CLO XI, Ltd. (5)(7)	Secured Note - Class ERR, 11.95% (SOFR + 8.15% due March 31, 2038)	11/21/25	1,630	1,549	1,591	0.82%
OZLM XIX, Ltd. (5)(7)	Secured Note - Class DR, 11.80% (SOFR + 7.89% due January 15, 2035)	09/11/25	1,500	1,500	1,460	0.75%
OZLM XXIV, LTD. (5)(6)(7)	Secured Note - Class D, 11.20% (SOFR + 7.31% due July 20, 2032)	10/25/24	2,600	2,169	2,372	1.22%
Parallel 2020-1 Ltd. (5)(7)	Secured Note - Class DR, 10.65% (SOFR + 6.76% due July 20, 2034)	06/30/25	1,000	986	981	0.50%
Park Avenue Institutional Advisers CLO Ltd 2017-1 (5)(7)	Secured Note - Class DR2, 10.60% (SOFR + 6.75% due February 14, 2034)	09/24/25	1,670	1,670	1,634	0.84%
Park Avenue Institutional Advisers CLO Ltd 2021-2 (5)(7)	Secured Note - Class E, 11.18% (SOFR + 7.27% due July 15, 2034)	05/15/25	3,000	2,900	2,881	1.48%
Park Blue CLO 2025-VIII, Ltd. (5)(6)(13)	Secured Note - Class F, 12.11% (SOFR + 8.14% due October 25, 2038)	08/21/25	100	88	95	0.05%
Rockford Tower CLO 2021-3, Ltd. (5)(7)	Secured Note - Class ER, 11.32% (SOFR + 7.42% due January 15, 2038)	11/22/24	1,950	1,928	1,891	0.97%
Saratoga Investment Corp. CLO 2013-1, Ltd. (5)(6)(7)	Secured Note - Class ER3, 11.65% (SOFR + 7.76% due April 20, 2033)	09/13/24	2,000	1,427	1,249	0.64%
Symphony CLO XV, Ltd. (5)(6)(7)	Secured Note - Class ER2, 10.47% (SOFR + 6.59% due January 17, 2032)	10/24/24	2,084	1,730	1,895	0.97%
Symphony CLO XVI, Ltd. (5)(7)	Secured Note - Class ER, 10.27% (SOFR + 6.36% due October 15, 2031)	09/19/24	2,255	1,922	1,927	0.99%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Tralee CLO V, Ltd. (5)(6)	Secured Note - Class FR, 13.04% (SOFR + 9.15% due October 20, 2034)	03/28/24	$410	$310	$328	0.17%
Trinitas CLO IX, Ltd. (5)(7)	Secured Note - Class E, 10.40% (SOFR + 6.51% due January 20, 2032)	02/06/25	1,330	1,169	1,213	0.62%
Trinitas CLO IX, Ltd. (7)	Secured Note - Class E, 10.40% (SOFR + 6.51% due January 20, 2032)	01/17/24	2,250	1,977	2,053	1.05%
Trinitas CLO VI, Ltd. (5)(6)(7)	Secured Note - Class F, 12.83% (SOFR + 8.98% due January 25, 2034)	04/04/24	1,600	1,237	1,286	0.66%
Trinitas CLO VI, Ltd. (5)(7)	Secured Note - Class ER, 10.94% (SOFR + 7.08% due January 25, 2034)	07/16/25	1,000	977	919	0.47%
Trinitas CLO XII, Ltd. (5)(7)	Secured Note - Class E, 11.52% (SOFR + 7.66% due April 25, 2033)	12/11/24	1,890	1,831	1,889	0.97%
Trinitas CLO XVI, Ltd. (5)(7)	Secured Note - Class E, 11.15% (SOFR + 7.26% due July 20, 2034)	09/16/25	1,375	1,355	1,354	0.69%
Venture 36 CLO Limited (5)(6)(7)	Secured Note - Class E, 11.07% (SOFR + 7.18% due April 20, 2032)	05/12/25	3,500	1,881	1,400	0.72%
Venture XV CLO, Limited (5)(6)(7)	Secured Note - Class ER2, 11.36% (SOFR + 7.45% due July 15, 2032)	04/02/24	1,500	1,017	525	0.27%
Venture XVIII CLO, Limited (5)(6)(7)	Secured Note - Class ER, 10.76% (SOFR + 6.85% due October 15, 2029)	03/28/24	2,056	1,072	1,159	0.59%
Venture XXII CLO, Limited (5)(6)	Secured Note - Class ER, 9.82% (SOFR + 5.91% due January 15, 2031)	04/30/24	520	273	198	0.10%
Venture XXVI CLO, Limited (5)(6)(7)	Secured Note - Class E, 10.95% (SOFR + 7.06% due January 20, 2029)	12/17/24	1,614	778	801	0.41%
Venture XXVII CLO, Limited (5)(6)	Secured Note - Class E, 10.50% (SOFR + 6.61% due July 20, 2030)	06/20/24	450	209	194	0.10%
Venture XXX CLO, Limited (5)(6)(7)	Secured Note - Class E, 10.47% (SOFR + 6.56% due January 15, 2031)	07/24/24	1,345	717	404	0.21%
Vibrant CLO III, Ltd. (5)(6)	Secured Note - Class DRR, 10.50% (SOFR + 6.61% due October 20, 2031)	08/29/24	250	220	230	0.12%
Wellfleet CLO 2019-1, Ltd. (5)(7)	Secured Note - Class D, 11.05% (SOFR + 7.16% due July 20, 2032)	11/29/23	1,220	1,064	1,106	0.57%
Wellfleet CLO 2021-3, Ltd. (5)(7)	Secured Note - Class E, 11.27% (SOFR + 7.36% due January 15, 2035)	06/10/25	1,250	1,203	1,194	0.61%
WhiteHorse X, Ltd. (6)	Secured Note - Class F, 10.39% (SOFR + 6.51% due April 17, 2027)	01/23/24	287	64	—	—%
Wind River 2019-3 CLO Ltd. (5)(7)(13)	Secured Note - Class ER3, 12.29% (SOFR + 8.50% due January 15, 2038)	10/24/25	1,550	1,550	1,550	0.79%
Wind River 2022-1 CLO Ltd. (5)(7)	Secured Note - Class E, 12.00% (SOFR + 8.12% due July 20, 2035)	08/21/25	2,500	2,455	2,428	1.24%
Woodmont 2022-9 Trust (5)(7)	Secured Note - Class ER, 11.63% (SOFR + 7.77% due October 25, 2036)	12/03/25	1,000	1,009	1,014	0.52%
ZAIS CLO 13, Limited (5)(7)	Secured Note - Class E, 12.82% (SOFR + 8.91% due July 15, 2032)	01/08/25	6,520	6,103	5,506	2.82%
ZAIS CLO 3, Limited (5)(6)(7)	Secured Note - Class DR, 11.08% (SOFR + 7.17% due July 15, 2031)	05/30/25	1,430	858	549	0.28%
ZAIS CLO 6, Limited (5)(6)	Secured Note - Class E, 11.17% (SOFR + 7.26% due July 15, 2029)	12/18/24	469	351	328	0.17%
Total Collateralized Loan Obligations—Debt, United States				$139,295	$136,212	69.84%
European Union—Various
Structured Finance
Aqueduct European CLO 7-2022 DAC (7)	Secured Note - Class FR, 10.42% (EURIBOR + 8.41% due August 15, 2037)	07/10/25	$1,779	$1,760	$1,726	0.88%
Bosphorus CLO V DAC (7)	Secured Note - Class F, 11.57% (EURIBOR + 9.54% due December 12, 2032)	11/07/25	1,996	1,965	1,999	1.02%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Carlyle Global Market Strategies Euro CLO 2014-2 DAC (7)	Secured Note - Class DRR, 7.76% (EURIBOR + 5.70% due November 17, 2031)	04/03/25	$1,828	$1,741	$1,815	0.93%
Carysfort Park CLO DAC (7)	Secured Note - Class E, 10.46% (EURIBOR + 8.39% due July 28, 2034)	09/04/24	2,348	2,139	2,343	1.20%
Dryden 69 Euro CLO 2019 B.V. (7)	Secured Note - Class ER, 8.37% (EURIBOR + 6.37% due October 18, 2034)	07/30/25	2,348	2,287	2,325	1.19%
Dryden 73 Euro CLO 2018 B.V. (7)	Secured Note - Class E, 8.85% (EURIBOR + 6.82% due January 15, 2034)	09/23/25	2,348	2,355	2,308	1.18%
Harvest CLO XXIX DAC (7)	Secured Note - Class FR, 10.63% (EURIBOR + 8.62% due July 15, 2037)	06/25/25	3,522	3,469	3,364	1.72%
Hayfin Emerald VI CLO DAC (7)	Secured Note - Class ER, 7.91% (EURIBOR + 5.90% due October 15, 2038)	11/21/25	986	947	967	0.50%
Henley CLO XIII DAC (7)	Secured Note - Class F, 10.44% (EURIBOR + 8.42% due October 15, 2038)	07/03/25	1,174	1,153	1,162	0.60%
Invesco Euro CLO IV DAC (6)(7)	Secured Note - Class E, 7.36% (EURIBOR + 5.35% due April 15, 2033)	06/26/25	1,551	1,486	1,411	0.72%
Invesco Euro CLO XIV DAC (5)(6)	Secured Note - Class F, 10.57% (EURIBOR + 8.56% due January 15, 2039)	09/08/25	294	280	269	0.14%
Jubilee CLO 2013-X B.V. (7)	Secured Note - Class FRR, 10.56% (EURIBOR + 8.55% due July 15, 2034)	04/23/24	881	766	839	0.43%
Jubilee CLO 2017-XIX DAC (5)(7)	Secured Note - Class FR, 10.77% (EURIBOR + 8.70% due April 25, 2038)	07/01/25	3,522	3,469	3,438	1.76%
Madison Park Euro Funding XIV DAC (5)(7)	Secured Note - Class FR, 10.85% (EURIBOR + 8.82% due July 15, 2032)	07/16/24	1,761	1,604	1,751	0.90%
MAN EURO CLO 2023-1 DAC (5)(7)	Secured Note - Class F, 12.16% (EURIBOR + 10.13% due October 15, 2036)	04/15/24	1,761	1,622	1,764	0.90%
Nassau Euro CLO I DAC (7)	Secured Note - Class F, 11.40% (EURIBOR + 9.39% due December 15, 2034)	11/26/25	1,209	1,195	1,210	0.62%
Nassau Euro CLO III DAC (7)	Secured Note - Class FR, 10.18% (EURIBOR + 8.17% due October 15, 2039)	09/03/25	1,250	1,222	1,224	0.63%
OCP EURO CLO 2022-6 DAC (7)	Secured Note - Class FRR, 10.62% (EURIBOR + 8.62% due July 20, 2036)	07/03/25	2,465	2,467	2,398	1.23%
OZLME B.V. (7)	Secured Note - Class FR, 10.41% (EURIBOR + 8.41% due April 18, 2034)	04/23/24	881	759	870	0.45%
Ravensdale Park CLO DAC (7)	Secured Note - Class F, 9.42% (EURIBOR + 7.35% due April 25, 2038)	02/27/25	2,348	2,081	2,242	1.15%
Rockford Tower Europe CLO 2021-2 DAC (7)	Secured Note - Class F, 10.97% (EURIBOR + 8.90% due January 24, 2035)	11/12/24	1,174	1,060	1,171	0.60%
St. Paul’s CLO IV DAC (6)(7)	Secured Note - Class ERR, 8.65% (EURIBOR + 6.58% due April 25, 2030)	03/27/25	1,174	1,008	822	0.42%
St. Paul’s CLO IX DAC (6)(7)	Secured Note - Class FR, 11.93% (EURIBOR + 9.93% due July 20, 2035)	08/28/25	1,702	1,677	936	0.48%
St. Paul's CLO V DAC (5)(6)(7)	Secured Note - Class FR, 8.63% (EURIBOR + 6.60% due August 20, 2030)	07/11/24	1,937	1,686	1,065	0.55%
Toro European CLO 6 DAC (5)(6)(7)	Secured Note - Class F, 10.52% (EURIBOR + 8.49% due January 12, 2032)	06/05/25	1,761	1,632	1,281	0.66%
Total Collateralized Loan Obligations - Debt, European Union - Various				$41,831	$40,700	20.87%
Total Collateralized Loan Obligations - Debt				$181,126	$176,912	90.71%
Collateralized Loan Obligations - Equity
United States
Structured Finance
522 Funding CLO 2019-5, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 15, 2035)	03/24/25	$4,200	$861	$544	0.28%
AB BSL CLO 1 Ltd. (5)(6)(7)	Subordinated Note, (effective yield 14.37%, maturity October 15, 2038)	10/23/25	14,500	5,554	5,760	2.95%
AG CC Funding II, Ltd. (6)	Subordinated Note, (effective yield 13.19%, maturity November 17, 2036)	11/05/25	27	3,190	3,467	1.78%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
AIMCO CLO, Series 2018-A (5)(7)	Subordinated Note, (effective yield 15.11%, maturity October 17, 2037)	08/06/25	$3,690	$2,135	$1,632	0.84%
Allegro CLO VII, Ltd (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity June 13, 2031)	05/16/24	4,120	—	—	—%
Allegro CLO XI, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 19, 2033)	07/29/25	3,074	647	461	0.24%
Anchorage Credit Funding 6, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 25, 2036)	06/17/24	1,670	—	67	0.03%
Apidos CLO L (5)(6)(7)	Subordinated Note, (effective yield 12.15%, maturity January 20, 2038)	11/01/24	6,600	4,526	4,455	2.28%
Apidos CLO XLII Ltd (5)(7)	Subordinated Note, (effective yield 11.54%, maturity April 20, 2038)	05/06/25	1,070	828	794	0.41%
Apidos CLO XVIII-R (5)(7)	Subordinated Note, (effective yield 9.22%, maturity January 22, 2038)	07/28/25	4,171	1,850	1,571	0.81%
Apidos CLO XXXIV (5)(13)	Subordinated Note, (effective yield 12.18%, maturity January 20, 2039)	12/05/25	14,822	7,472	7,203	3.69%
Ares Loan Funding IX, Ltd. (5)(7)	Subordinated Note, (effective yield 12.24%, maturity March 31, 2038)	11/10/25	3,600	2,744	2,691	1.38%
Ares XLIII CLO Ltd. (5)(6)	Subordinated Note, (effective yield 10.74%, maturity January 15, 2038)	04/01/25	7,519	2,000	1,774	0.91%
Ares XXXIX CLO Ltd. (5)(6)(7)	Subordinated Note, (effective yield 11.95%, maturity April 18, 2031)	07/24/24	15,000	4,666	4,200	2.15%
Atlas Senior Loan Fund XXIII, Ltd. (6)(7)	Subordinated Note, (effective yield 17.88%, maturity July 20, 2037)	01/13/25	4,475	1,927	1,872	0.96%
Atlas Senior Loan Fund XXIV, Ltd. (5)(6)	Subordinated Note, (effective yield 13.52%, maturity January 20, 2038)	01/31/25	3,010	1,562	1,709	0.88%
Bain Capital Credit CLO 2024-3, Limited (5)(6)(7)	Subordinated Note, (effective yield 11.95%, maturity July 16, 2037)	05/29/24	4,490	2,726	2,559	1.31%
Balboa Bay Loan Funding 2024-2 Ltd (5)(6)(7)(8)	Subordinated Note, (effective yield 13.64%, maturity January 20, 2038)	12/11/24	7,000	4,743	4,478	2.30%
Battalion CLO IV Ltd. (5)(6)(9)	Income Note, (effective yield 0.00%, maturity July 15, 2031)	09/24/24	2,500	79	13	0.01%
Battalion CLO XV Ltd. (5)(6)	Subordinated Note, (effective yield 13.98%, maturity January 17, 2033)	11/21/24	2,000	578	390	0.20%
Battalion CLO XV Ltd. (6)(8)	Subordinated Note, (effective yield 13.19%, maturity January 17, 2033)	09/24/24	4,100	1,184	800	0.41%
Battalion CLO XX Ltd. (5)(6)	Subordinated Note, (effective yield 12.1%, maturity April 15, 2038)	10/19/23	3,140	867	816	0.42%
Benefit Street Partners CLO XIV Ltd. (5)(6)	Subordinated Note, (effective yield 17.35%, maturity October 20, 2037)	12/21/23	830	163	185	0.09%
Blue Owl BSL CLO 2025-1, Ltd. (5)(6)(9)(13)	Subordinated Note, (effective yield 14.78%, maturity January 20, 2039)	12/11/25	2,740	1,967	1,913	0.98%
BlueMountain CLO XXV Ltd. (5)(7)	Subordinated Note, (effective yield 17.23%, maturity January 15, 2038)	11/12/25	7,215	2,558	2,597	1.33%
Boyce Park CLO, Ltd (5)(6)	Subordinated Note, (effective yield 8.56%, maturity April 21, 2035)	08/15/24	840	406	328	0.17%
Bridge Street CLO I Ltd. (5)(7)(8)	Subordinated Note, (effective yield 12.12%, maturity July 20, 2037)	02/19/25	3,500	1,879	1,711	0.88%
Bridge Street CLO III Ltd. (5)(6)(7)	Subordinated Note, (effective yield 12.96%, maturity October 20, 2034)	01/31/25	1,680	987	966	0.50%
Bridge Street CLO V Ltd. (5)(7)	Subordinated Note, (effective yield 13.51%, maturity April 20, 2038)	02/21/25	20,500	15,116	14,145	7.25%
Canyon CLO 2019-1, Ltd. (5)(7)	Subordinated Note, (effective yield 8.26%, maturity July 15, 2037)	09/20/24	14,423	6,032	5,120	2.63%
CarVal CLO IV Ltd. (5)(6)	Subordinated Note, (effective yield 18.43%, maturity July 20, 2034)	10/24/25	3,508	977	982	0.50%
Cedar Funding IX CLO, Ltd. (5)(6)	Subordinated Note, (effective yield 10.87%, maturity July 20, 2037)	01/17/25	3,950	1,206	1,067	0.55%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
CIFC Funding 2014-II-R, Ltd. (5)(6)	Subordinated Note, (effective yield 17.61%, maturity April 24, 2030)	04/02/25	$6,200	$1,056	$772	0.40%
CIFC Funding 2018-IV, Ltd. (5)(6)	Subordinated Note, (effective yield 14.10%, maturity October 17, 2031)	06/11/25	2,220	811	710	0.36%
Crown City CLO I (5)(6)	Subordinated Note, (effective yield 13.29%, maturity July 20, 2038)	11/07/23	6,850	2,188	2,055	1.05%
Crown City CLO II (5)(6)(7)	Subordinated Note, (effective yield 11.53%, maturity April 20, 2035)	08/21/24	5,217	1,783	1,565	0.80%
Crown City CLO III (5)(6)	Subordinated Note, (effective yield 7.43%, maturity July 20, 2034)	03/21/24	5,580	1,944	1,451	0.74%
Crown Point CLO 11 Ltd. (5)(6)	Subordinated Note, (effective yield 15.82%, maturity February 28, 2038)	11/13/25	1,200	614	624	0.32%
Eaton Vance CLO 2019-1, Ltd. (5)(6)	Subordinated Note, (effective yield 8.09%, maturity April 15, 2031)	01/23/25	1,800	609	524	0.27%
Elmwood CLO 24 Ltd. (5)(6)(7)	Subordinated Note, (effective yield 14.7%, maturity December 11, 2033)	02/27/25	8,000	5,616	4,343	2.23%
Empower CLO 2022-1, LLC (5)(6)(7)	Subordinated Note, (effective yield 16.08%, maturity October 20, 2037)	10/30/24	13,620	10,602	8,717	4.47%
Generate CLO 2 Ltd. (5)(6)	Subordinated Note, (effective yield 9.36%, maturity October 22, 2037)	03/18/25	7,058	2,229	1,623	0.83%
Generate CLO 9 Ltd. (5)(7)	Subordinated Note, (effective yield 11.45%, maturity October 20, 2034)	08/04/25	5,550	3,166	2,839	1.46%
Greywolf CLO II, Ltd. (5)(6)	Subordinated Note, (effective yield 13.49%, maturity April 15, 2034)	04/03/24	1,930	391	343	0.18%
Greywolf CLO II, Ltd. (5)(6)	Subordinated Note, (effective yield 15.54%, maturity April 15, 2034)	04/03/24	1,370	279	261	0.13%
Greywolf CLO II, Ltd. (6)	Subordinated Note, (effective yield 15.54%, maturity April 15, 2034)	11/17/23	1,130	230	215	0.11%
HPS Loan Management 2025-24, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 12.13%, maturity April 25, 2038)	02/18/25	2,000	1,612	1,519	0.78%
ICG US CLO 2021-3, Ltd. (5)(6)	Subordinated Note, (effective yield 15.88%, maturity October 20, 2034)	05/30/24	2,600	917	892	0.46%
KKR CLO 14 Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity August 15, 2031)	07/22/24	1,500	286	158	0.08%
LCM 32 Ltd. (5)(6)	Income Note, (effective yield 10.52%, maturity July 20, 2034)	08/12/24	1,640	335	268	0.14%
LCM 40 Ltd. (5)(6)	Income Note, (effective yield 8.85%, maturity January 15, 2036)	07/25/25	1,000	668	599	0.31%
Madison Park Funding LIX, Ltd. (5)(7)	Subordinated Note, (effective yield 13.64%, maturity April 18, 2037)	02/11/25	2,338	1,407	1,005	0.52%
Madison Park Funding XIX, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 22, 2037)	11/12/24	2,285	936	754	0.39%
Magnetite XXX, Limited (5)(7)	Subordinated Note, (effective yield 17.23%, maturity October 25, 2037)	05/30/24	9,793	6,151	5,451	2.80%
Marble Point CLO XX Ltd. (5)(6)	Income Note, (effective yield 7.70%, maturity April 23, 2051)	07/25/24	2,000	563	440	0.23%
Marble Point CLO XXII Ltd. (6)	Subordinated Note, (effective yield 8.98%, maturity July 25, 2050)	05/14/24	5,400	1,046	810	0.42%
MDPK 2018-28A SUB (5)(6)	Subordinated Note, (effective yield 16.02%, maturity July 15, 2030)	05/29/25	1,290	554	445	0.23%
Monroe Capital MML CLO VI, Ltd. (5)(6)	Subordinated Note, (effective yield 51.76%, maturity April 15, 2030)	12/18/24	3,000	112	8	—%
Mountain View CLO 2017-2 Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 16, 2031)	01/23/24	3,000	—	—	—%
Nassau 2018-II Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2031)	03/28/24	1,000	—	—	—%
Neuberger Berman CLO XVII, Ltd. (5)(6)	Subordinated Note, (effective yield 15.54%, maturity July 22, 2037)	08/21/24	6,200	953	1,023	0.52%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
New Mountain CLO 2 Ltd (5)(7)	Subordinated Note, (effective yield 17.19%, maturity April 15, 2034)	12/13/24	$11,960	$7,196	$6,399	3.28%
Oaktree CLO 2019-3, Ltd. (5)(7)	Subordinated Note, (effective yield 10.78%, maturity January 20, 2038)	07/31/25	1,750	1,015	916	0.47%
Oaktree CLO 2019-4, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 10.17%, maturity July 20, 2037)	07/02/24	3,400	1,993	1,726	0.88%
Oaktree CLO 2020-1, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 13.49%, maturity January 15, 2038)	07/18/24	8,135	4,560	4,491	2.30%
Oaktree CLO 2023-1, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 15.27%, maturity April 15, 2038)	08/14/25	7,310	4,478	3,947	2.02%
Ocean Trails CLO V (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 13, 2031)	08/12/25	3,779	—	—	—%
Octagon Investment Partners 18-R, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 16, 2031)	03/15/24	3,651	—	3	—%
Octagon Investment Partners 18-R, Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 16, 2031)	10/26/23	5,000	—	4	—%
Octagon Investment Partners 40, Ltd. (5)(6)	Subordinated Note, (effective yield 11.23%, maturity January 20, 2035)	09/11/25	2,830	547	396	0.20%
Octagon Investment Partners 41, Ltd. (5)(6)	Subordinated Note, (effective yield 8.19%, maturity October 15, 2033)	09/04/24	1,270	348	267	0.14%
OHA Credit Partners X-R, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 14.76%, maturity April 20, 2038)	09/09/25	7,117	3,178	2,776	1.42%
OHA Loan Funding 2013-1, Ltd. (6)	Subordinated Note, (effective yield 31.03%, maturity April 23, 2037)	11/12/24	875	346	236	0.12%
OSD CLO 2023-27, Ltd. (5)(7)	Subordinated Note, (effective yield 13.50%, maturity July 15, 2038)	04/24/24	9,060	5,844	5,843	3.00%
Park Blue CLO 2023-III, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 7.96%, maturity April 20, 2038)	07/16/25	8,000	4,464	3,680	1.89%
Park Blue CLO 2025-VIII, Ltd. (5)(6)(13)	Subordinated Note, (effective yield 10.22%, maturity October 25, 2038)	08/21/25	7,700	6,966	6,160	3.16%
PPM CLO 2 Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 16, 2037)	04/24/24	1,260	197	63	0.03%
Regatta 31 Funding Ltd. (5)(6)(7)(8)	Subordinated Note, (effective yield 13.54%, maturity March 25, 2038)	02/21/25	1,571	1,364	1,260	0.65%
Regatta II Funding LP (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 15, 2029)	02/27/25	5	—	—	—%
Regatta XV Funding Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 25, 2031)	12/06/23	3,500	—	—	—%
Rockford Tower CLO 2022-3, Ltd. (5)(6)	Subordinated Note, (effective yield 11.43%, maturity July 20, 2037)	10/24/24	1,050	625	578	0.30%
Rockford Tower Credit Funding I, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 11.44%, maturity April 20, 2040)	09/15/25	1,780	1,083	1,049	0.54%
RR 5 LTD (5)(6)	Subordinated Note, (effective yield 14.46%, maturity July 15, 2039)	04/30/25	2,250	592	608	0.31%
Symphony CLO XXIII, Ltd. (6)	Subordinated Note, (effective yield 6.68%, maturity January 15, 2048)	05/14/24	3,000	847	510	0.26%
Symphony CLO XXVI, Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 20, 2033)	01/09/24	1,620	160	32	0.02%
TCW CLO 2021-1, Ltd. (5)(7)	Subordinated Note, (effective yield 11.27%, maturity January 20, 2038)	02/26/25	8,400	3,499	2,856	1.46%
TCW CLO 2023-1, Ltd. (5)(6)	Income Note, (effective yield 18.81%, maturity March 31, 2038)	03/25/25	740	317	361	0.19%
TCW CLO 2023-1, LTD. (6)	Income Note, (effective yield 18.81%, maturity March 31, 2038)	01/31/24	1,600	685	780	0.40%
TCW CLO 2025-1, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 11.33%, maturity April 20, 2038)	02/18/25	1,775	1,371	1,305	0.67%
Tralee CLO VII, Ltd. (5)(6)	Subordinated Note, (effective yield 17.90%, maturity April 25, 2034)	11/06/25	1,710	646	645	0.33%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets

Vibrant CLO XIII, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 11.53%, maturity July 15, 2034)	05/21/24	$7,880	$4,279	$3,458	1.77%
Vibrant CLO XV, Ltd. (5)	Subordinated Note, (effective yield 16.63%, maturity January 20, 2035)	08/29/24	1,510	701	664	0.34%
Voya CLO 2024-3, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 12.36%, maturity July 20, 2037)	06/18/24	9,400	6,377	6,228	3.19%
Voya CLO 2024-5, Ltd. (5)(7)	Subordinated Note, (effective yield 11.77%, maturity October 15, 2037)	10/18/24	10,000	6,914	6,250	3.20%
Voya CLO 2025-1, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 12.39%, maturity April 20, 2038)	02/12/25	3,200	2,705	2,640	1.35%
Wellfleet CLO 2021-3, Ltd. (5)(6)(8)	Subordinated Note, (effective yield 26.56%, maturity January 15, 2035)	09/11/24	7,600	1,987	1,845	0.95%
Wind River 2019-3 CLO Ltd. (5)(6)	Subordinated Note, (effective yield 21.98%, maturity January 15, 2038)	05/30/25	12,710	1,429	1,779	0.91%
Wind River 2021-1 CLO Ltd. (5)(6)(7)(8)	Subordinated Note, (effective yield 17.7%, maturity July 20, 2037)	07/12/24	4,650	1,780	1,884	0.97%
ZAIS CLO 3, Limited (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2031)	10/17/25	1,530	15	—	—%
ZAIS CLO 3, LLC (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2031)	10/17/25	1,723	17	—	—%
ZAIS CLO 6, Limited (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2029)	07/09/25	3,387	71	—	—%
ZAIS CLO 9, Limited (6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 20, 2031)	02/08/24	720	—	—	—%
Total Collateralized Loan Obligations - Equity, United States				$207,087	$187,323	96.05%

European Union—Various
Structured Finance
Oak Hill European Credit Partners VII DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 20, 2031)	05/23/24	$2,348	$—	$—	—%
St. Paul’s CLO IV DAC (6)	Subordinated Note, (effective yield 6.92%, maturity April 25, 2030)	05/31/24	1,644	533	419	0.21%
St. Paul’s CLO VII DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 18, 2034)	04/05/24	1,761	563	518	0.27%
Barings Euro CLO 2021-1 DAC (5)(6)	Subordinated Note, (effective yield 0.25%, maturity April 24, 2034)	02/12/25	1,468	397	294	0.15%
Carlyle Global Market Strategies Euro CLO 2014-2 DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity November 17, 2031)	01/22/25	2,348	194	59	0.03%
BNPP IP Euro CLO 2015-1 B.V. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2030)	01/21/25	1,761	217	9	—%
Invesco Euro CLO I DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2031)	03/27/24	2,313	361	46	0.02%
Carlyle Euro CLO 2019-2 DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity August 15, 2032)	03/27/25	294	50	28	0.01%
Barings Euro CLO 2020-1 DAC (6)(7)	Subordinated Note, (effective yield 3.70%, maturity October 21, 2034)	02/13/25	3,522	1,351	1,057	0.54%
Invesco Euro CLO V DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 15, 2034)	03/27/24	2,019	559	20	0.01%
Jubilee CLO 2021-XXV DAC (7)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2035)	01/27/25	2,348	1,084	914	0.47%
Palmer Square European Loan Funding 2022-1 DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2031)	03/27/24	2,747	—	—	—%
Tikehau CLO XIII DAC (6)(7)	Subordinated Note, (effective yield 8.52%, maturity October 15, 2038)	02/27/25	2,348	1,800	1,867	0.96%
Total Collateralized Loan Obligations - Equity, European Union—Various				$7,111	$5,231	2.68%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Total Collateralized Loan Obligations - Equity				$214,198	$192,554	98.73%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Bank Debt Term Loan
United States (4)
Automotive
First Brands Group LLC (6)	Bank Debt Term Loan, 10.99% (SOFR + 7.11%, maturity March 30, 2027)	09/29/25	$50	$18	$—	—%
First Brands Group LLC (6)	Bank Debt Term Loan, 13.84% (SOFR + 10.00%, maturity June 29, 2026)	11/10/25	20	19	4	—%
First Brands Group LLC (6)	Bank Debt Term Loan, 10.84% (SOFR + 7.00%, maturity June 29, 2026)	12/03/25	57	5	1	—%
Beverage, Food & Tobacco
Isagenix International LLC (6)	Bank Debt Term Loan, 11.49% (SOFR + 7.60%, maturity September 22, 2027)	07/31/25	102	8	8	—%
Moran Foods LLC (6)	Bank Debt Term Loan, 11.02% (SOFR + 7.35%, maturity June 30, 2026)	07/31/25	242	—	29	0.01%
Chemicals, Plastics & Rubber
Flint Group Topco Limited (6)	Bank Debt Term Loan, 11.12% (SOFR + 7.26%, maturity December 31, 2027)	10/01/24	636	27	45	0.02%
Retail / Consumer Goods: Non-Durable
Solaray, LLC (6)	Bank Debt Term Loan, 10.55% (SOFR + 6.85%, maturity December 15, 2028)	09/24/24	291	252	254	0.13%
Total Bank Debt Term Loan				$330	$341	0.17%

Common Stock
United States (4)
Aerospace & Defense
New Constellis Holdings Inc (6)	Common Stock	09/19/24	$7	$—	$—	—%
Banking, Finance, Insurance & Real Estate
Resolute Investment Managers Inc (6)	Common Stock	09/19/24	7	32	32	0.02%
Chemicals, Plastics & Rubber
Flint Group Topco Limited (6)	Common Stock	10/23/24	438	—	—	—%
Metals & Mining
FORESIGHT ENERGY LLC (6)	Common Stock	05/08/24	2	10	8	—%
Total Common Stock				$42	$41	0.02%
Private Corporations
United States (4)
Banking, Finance, Insurance & Real Estate
Chief Power Finance LLC (6)	Private Equity Fund	07/31/25	$—	$34	$26	0.01%
Beverage, Food & Tobacco
Moran Foods LLC (6)	Private Corporation	07/31/25	540	—	—	—%
Consumer Goods: Non-Durable
Isagenix International LLC (6)	Private Corporation	07/31/25	6	—	—	—%
Containers, Packaging & Glass
LIBBEY GLASS INC. (6)	Private Corporation	07/31/25	4	9	9	—%
Total Private Corporations				$44	$36	0.02%
Warrants
United States (4)
Services: Business
Careerbuilder, LLC (6)(9)	Warrant	02/21/25	$—	$—	$—	—%
Retail / Consumer Goods: Non-Durable
New Trojan Parent, Inc. (6)(9)	Warrant	09/19/24	3	—	—	—%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Total Warrants				$—	$—	—%
Other Investments
United States (4)
Mortgage-related—Residential
Government National Mortgage Association (6)(10)	Secured Note - Class JI, 6.56% (SOFR + 1.21% due December 20, 2060)	06/06/13	$28	$2	$2	—%
Total Other Investments				$2	$2	—%
Total Investments				$395,742	$369,885	189.65%

Cash Equivalents
United States (4)
Funds
Goldman Sachs Government Institutional Class, 3.69%	Money Market Fund		$23,109	$23,109	$23,109	11.85%
Total Cash Equivalents				$23,109	$23,109	11.85%
Total Investments and Cash Equivalents				$418,851	$392,994	201.50%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Credit Default Swaps
Counterparty	Reference Index	Transaction Type	Fixed Rate Amount	Payment Frequency	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)
J.P. Morgan Chase Bank, N.A.	CDX.NA.HY.S45	Purchased protection	5.00%	Quarterly	12/20/30	$30,000	$(2,282)	$(49)	$(2,331)
J.P. Morgan Chase Bank, N.A.	ITRX.EUR.XOVER.S36	Purchased protection	5.00%	Quarterly	12/20/26	46,961	(3,049)	826	(2,223)
J.P. Morgan Chase Bank, N.A.	ITRX.EUR.XOVER.S38	Purchased protection	5.00%	Quarterly	12/20/27	11,740	(933)	27	(906)
Total Credit Default Swaps							$(6,264)	$804	$(5,460)

Interest Rate Swaps
Counterparty	Reference Index	Transaction Type	Fixed Rate Amount	Payment Frequency	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)
J.P. Morgan Chase Bank, N.A.	SOFR	Receive floating rate / pay fixed rate	3.39%	Annual	11/07/28	$3,050	$—	$(3)	$(3)
Total Interest Rate Swaps							$—	$(3)	$(3)

Futures Contracts
Underlying		Transaction Type	Number of Contracts	Payment Frequency	Expiration Date	Notional Amount	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)
Currency-Euro		Contract to sell	131	Payment on expiration	03/16/26	$16,375	$—	$(139)	$(139)
Total Currency Futures Contracts							$—	$(139)	$(139)

Exchange Traded Options
Reference Index / Underlying		Transaction Type	Strike Price	Payment Frequency	Expiration Date	Notional Amount(12)	Cost	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)
iShares Russell 2000 ETF		Put	200	Payment on expiration	05/15/26	$20,000	$314	$(142)	$172
Russell 2000 Index		Put	1,870	Payment on expiration	03/20/26	54,230	658	(539)	119

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(UNAUDITED)

Russell 2000 Index		Put	2,000	Payment on expiration	03/20/26	47,000	330	(170)	160
Russell 2000 Index		Put	1,950	Payment on expiration	06/18/26	21,450	197	17	214
Russell 2000 Index		Put	2,000	Payment on expiration	06/18/26	58,000	715	(49)	667
S&P 500 Index		Put	5,250	Payment on expiration	06/18/26	31,500	214	10	224
S&P 500 Index		Put	5,500	Payment on expiration	06/18/26	33,000	280	11	292
State Street Blackstone Senior Loan ETF		Put	39	Payment on expiration	05/15/26	3,327	12	(2)	9
Total Exchange Traded Options							$2,720	$(863)	$1,856

Over the Counter Options
Counterparty	Reference Index	Transaction Type(11)	Strike Price	Payment Frequency	Termination Date	Notional Amount(12)	Cost	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)
J.P. Morgan Chase Bank, N.A.	CDX.NA.HY.S45	Put	85	Payment on settlement	02/18/26	$80,000	$419	$(339)	$80
Total Over the Counter Options							$419	$(339)	$80
(1)The Fund does not “control” and is not an “affiliate” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of the voting securities and would be an “affiliate” of a portfolio company if Fund owned 5% or more of its voting securities.
(2)Acquisition date represents date the investment was initially acquired by the Fund and may be earlier than the date at which the Fund converted to a RIC.
(3)Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board, in accordance with Rule 2a‐5 under the 1940 Act.
(4)Represents the principal country or region of risk where the investment has exposure.
(5)144(a)—Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers.
(6)Investment is categorized as Level 3 per the Fund's fair value hierarchy.
(7)All or a portion of the security is pledged as collateral for Reverse Repurchase Agreements.
(8)Fair Value and Amortized Cost includes fee rebates related to the Fund's interest in CLO Subordinated notes.
(9)As of December 31, 2025, this investment is non-income producing.
(10)Principal amount represents the interest-only notional amount.
(11)Represents the option on the part of the Fund to enter into a credit default swap on a corporate bond index whereby the Fund would pay a fixed rate and receive credit protection payments.
(12)Notional value represents the number of underlying index units multiplied by the reference price on the underlying index and the contract size.
(13)Investment is co-invested with certain of the Fund’s affiliates.